UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06083

Name of Registrant:	Vanguard Ohio Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2020—May 31, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   May 31, 2021
Vanguard Ohio Long-Term
Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	33
Liquidity Risk Management	35

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2021
Ohio Long-Term Tax-Exempt Fund	Beginning Account Value 11/30/2020	Ending Account Value 5/31/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,018.50	$0.65
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.28	0.66
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Ohio Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of May 31, 2021
Under 1 Year	6.6%
1 - 3 Years	1.6
3 - 5 Years	2.0
5 - 10 Years	13.7
10 - 20 Years	37.8
20 - 30 Years	31.6
Over 30 Years	6.7
The table reflects the fund’s investments, except for short-term investments and derivatives.

Ohio Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.7%)
Ohio (99.3%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	211
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	425	509
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,600	1,906
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,000	1,187
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,665	1,971
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	250	295
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	5,535	5,989
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	4,250	4,371
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	500	593
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	2,780	2,883
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	195	204
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/46	4,170	4,918
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/30	535	599
	Akron OH Income Tax Revenue	4.000%	12/1/28	285	336
	Akron OH Income Tax Revenue	5.000%	12/1/28	125	130
	Akron OH Income Tax Revenue	3.000%	12/1/29	1,820	2,046
	Akron OH Income Tax Revenue	4.000%	12/1/29	610	715
	Akron OH Income Tax Revenue	3.000%	12/1/30	1,870	2,105
[1]	Akron OH Income Tax Revenue	4.000%	12/1/30	2,090	2,438
	Akron OH Income Tax Revenue	5.000%	12/1/30	145	151
	Akron OH Income Tax Revenue	5.000%	12/1/30	1,415	1,703
	Akron OH Income Tax Revenue	3.000%	12/1/31	1,750	1,945
	Akron OH Income Tax Revenue	4.000%	12/1/31	1,500	1,744
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,300	1,564
	Akron OH Income Tax Revenue	3.000%	12/1/32	1,655	1,826
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,315	1,526
	Akron OH Income Tax Revenue	4.000%	12/1/33	120	141
	Akron OH Income Tax Revenue	4.000%	12/1/34	650	747

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Akron OH Income Tax Revenue	4.000%	12/1/35	625	716
	Akron OH Income Tax Revenue	4.000%	12/1/36	655	749
	Akron OH Income Tax Revenue	4.000%	12/1/40	1,350	1,529
	Akron OH Income Tax Revenue	4.000%	12/1/41	1,555	1,759
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,250	2,966
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,350	3,053
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,900	2,195
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,800	5,535
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	3,995	4,744
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	2,120	2,579
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	105	113
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	8,000	9,095
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	0.020%	6/1/21	14,440	14,440
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/1/22	90	93
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	10,050	10,502
	Allen County Port Authority College & University Revenue	4.000%	12/1/31	1,415	1,624
	Allen County Port Authority College & University Revenue	4.000%	12/1/35	1,305	1,503
	Allen County Port Authority College & University Revenue	4.000%	12/1/40	2,160	2,449
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	3,875	4,346
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	8,365	9,326
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/33	950	1,232
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/35	180	212
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/36	225	264
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/36	600	764
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/37	300	352
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/38	375	439
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	450	525
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	7,125	7,891
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/40	250	291
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/42	8,410	8,689
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/44	1,200	1,386
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/46	5,805	6,876
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/29	100	119
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/28	110	131
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	405	480
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/30	1,250	1,485
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,545
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/41	1,500	1,660
	Apollo Joint Vocational School District GO	5.000%	12/1/28	705	883
	Apollo Joint Vocational School District GO	5.000%	12/1/29	1,195	1,492

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apollo Joint Vocational School District GO	5.000%	12/1/30	365	455
	Apollo Joint Vocational School District GO	4.000%	12/1/33	1,000	1,167
	Apollo Joint Vocational School District GO	4.000%	12/1/35	1,470	1,710
	Apollo Joint Vocational School District GO	4.000%	12/1/36	1,000	1,161
	Athens City School District GO	4.000%	12/1/29	740	898
	Athens City School District GO	4.000%	12/1/30	380	457
	Athens City School District GO	4.000%	12/1/31	400	479
	Athens City School District GO	3.250%	12/1/48	2,000	2,185
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/46	1,085	1,131
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/47	1,120	1,167
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/49	950	1,002
[3]	Berea City School District COP	2.500%	10/1/23	250	261
[3]	Berea City School District GO	4.000%	12/1/53	1,420	1,592
	Big Walnut Local School District GO	5.000%	12/1/42	970	1,195
	Big Walnut Local School District GO	3.250%	12/1/48	2,975	3,213
	Big Walnut Local School District GO	3.500%	12/1/55	290	316
	Big Walnut Local School District GO	5.000%	12/1/55	4,275	5,202
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	144
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,110	2,576
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,000	2,252
	Bowling Green State University College & University Revenue	5.000%	6/1/28	300	369
	Bowling Green State University College & University Revenue	5.000%	6/1/29	435	532
	Bowling Green State University College & University Revenue	5.000%	6/1/33	1,075	1,298
	Bowling Green State University College & University Revenue	5.000%	6/1/33	600	771
	Bowling Green State University College & University Revenue	5.000%	6/1/34	550	705
	Bowling Green State University College & University Revenue	5.000%	6/1/35	735	940
	Bowling Green State University College & University Revenue	5.000%	6/1/36	435	555
	Bowling Green State University College & University Revenue	5.000%	6/1/37	700	890
	Bowling Green State University College & University Revenue	4.000%	6/1/38	500	588
	Bowling Green State University College & University Revenue	4.000%	6/1/39	800	938
	Bowling Green State University College & University Revenue	4.000%	6/1/40	1,005	1,176
	Bowling Green State University College & University Revenue	5.000%	6/1/42	7,760	9,091
	Bowling Green State University College & University Revenue	5.000%	6/1/45	3,250	3,921
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	658
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	500	655
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,600	4,686
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,600	4,662
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,665	4,731
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,100	1,310
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,310	5,112
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	11,525	12,102
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	16,780	19,411
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	4,470	5,178
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	675	777

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,080	3,658
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	150	183
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	240	300
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	850	1,059
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	1,010	1,151
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	400	493
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,075	1,222
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	250	307
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	1,215	1,397
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	100	115
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	1,000	1,184
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	100	119
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	135	160
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	190	224
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/35	195	229
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	200	234
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/37	210	245
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	215	250
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	230	267
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/40	235	272
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	245	283
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	985	1,126
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	1,200	1,363
Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/27	615	710
Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,532
Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	380	418
Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,500	1,611
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	115
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	532
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,243
Chillicothe OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	100	112
Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/31	500	605
Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/32	400	483
Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/33	400	482
Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/34	565	615
Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/35	670	733
Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/36	550	604

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/37	1,000	1,096
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/38	800	881
	Cincinnati City School District COP, Prere.	5.000%	12/15/24	2,000	2,333
[2,4,5,6]	Cincinnati City School District GO TOB VRDO	0.080%	6/3/21	5,000	5,000
	Cincinnati OH GO	4.000%	12/1/29	1,010	1,198
	Cincinnati OH GO	4.000%	12/1/30	500	590
	Cincinnati OH GO	4.000%	12/1/30	1,310	1,575
	Cincinnati OH GO	4.000%	12/1/31	1,460	1,750
	Clark Shawnee Local School District GO	4.000%	11/1/31	400	463
	Clark Shawnee Local School District GO	4.000%	11/1/32	660	762
	Clark Shawnee Local School District GO	4.000%	11/1/34	860	986
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/28	150	191
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/29	210	265
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/32	545	678
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/34	760	942
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/35	925	1,103
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/36	1,000	1,234
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/37	595	733
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/38	825	1,014
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/31	530	620
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	775	899
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	500	579
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,200	2,541
	Cleveland Heights & University Heights City School District GO	4.500%	12/1/47	2,050	2,175
	Cleveland Municipal School District GO	5.000%	12/1/46	3,000	3,238
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,310
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	1,015	1,172
	Cleveland OH GO	3.000%	12/1/28	895	1,019
	Cleveland OH GO	3.000%	12/1/30	1,350	1,545
	Cleveland OH GO	4.000%	12/1/30	2,610	3,201
	Cleveland OH GO	3.000%	12/1/31	1,500	1,703
	Cleveland OH GO	4.000%	12/1/31	805	984
	Cleveland OH GO	3.000%	12/1/32	1,825	2,056
	Cleveland OH GO	4.000%	12/1/32	1,500	1,827
	Cleveland OH GO	5.000%	12/1/32	225	282
	Cleveland OH GO	4.000%	12/1/33	1,500	1,822
	Cleveland OH GO	5.000%	12/1/43	2,075	2,544
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	390	459
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	588
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	468
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	351
	Cleveland OH Income Tax Revenue	5.000%	10/1/29	1,250	1,467
	Cleveland OH Income Tax Revenue	5.000%	10/1/29	230	287
	Cleveland OH Income Tax Revenue	5.000%	10/1/30	2,510	3,113
	Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	610
	Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	609

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Cleveland OH Water Pollution Control Water Revenue	5.000%	11/15/41	1,500	1,757
Cleveland OH Water Pollution Control Water Revenue	5.000%	11/15/45	1,565	1,824
Cleveland State University College & University Revenue	5.000%	6/1/27	205	245
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	680	767
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	3,020	3,395
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/39	6,010	6,701
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/44	2,500	2,886
Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/33	250	328
Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/35	300	391
Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/37	300	360
Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/40	350	417
Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/46	1,150	1,351
Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/51	1,100	1,285
Columbus City School District GO	4.000%	12/1/30	750	866
Columbus City School District GO	5.000%	12/1/31	4,010	4,828
Columbus City School District GO	5.000%	12/1/32	2,825	3,397
Columbus City School District GO	3.000%	12/1/33	2,520	2,799
Columbus City School District GO	5.000%	12/1/36	2,000	2,429
Columbus City School District GO	5.000%	12/1/42	500	601
Columbus City School District GO	5.000%	12/1/47	1,650	1,971
Columbus OH GO	3.000%	8/15/29	820	889
Columbus OH GO	4.000%	4/1/30	5,015	5,955
Columbus OH GO	5.000%	4/1/30	4,655	6,086
Columbus OH GO	4.000%	7/1/30	1,200	1,362
Columbus OH GO	4.000%	4/1/31	2,080	2,456
Columbus OH GO	4.000%	4/1/33	1,000	1,175
Columbus OH GO	3.000%	8/15/34	200	213
Columbus OH GO VRDO	0.030%	6/3/21	4,245	4,245
Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	150	180
Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/30	335	424
Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/32	700	880
Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/39	1,345	1,543
Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	6,810	7,135
Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,000	3,127
Cuyahoga Community College District College & University Revenue	4.000%	2/1/27	1,000	1,154
Cuyahoga Community College District GO	4.000%	12/1/30	1,800	2,079
Cuyahoga Community College District GO	4.000%	12/1/32	2,300	2,647
Cuyahoga Community College District GO	5.000%	12/1/37	570	679
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/25	2,145	2,396
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,949

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cuyahoga County OH (Convention Hotel Project) COP	4.000%	12/1/34	1,345	1,434
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/36	1,000	1,097
	Cuyahoga County OH GO	3.000%	12/1/30	2,040	2,283
	Cuyahoga County OH GO	4.000%	12/1/34	750	912
	Cuyahoga County OH Government Fund/Grant Revenue	4.000%	12/1/32	1,840	2,000
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	200	241
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	505	561
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	4,695	5,472
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	7,100	8,340
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/52	4,135	4,773
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	2,500	2,967
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	6,440	7,418
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	3,620	4,288
	Cuyahoga County OH Sales Tax Revenue	4.000%	12/1/36	1,000	1,110
	Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/29	385	438
	Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/30	1,000	1,137
	Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/31	615	699
[3,7]	Cuyahoga Falls City School District GO	4.000%	12/1/29	405	484
[3,7]	Cuyahoga Falls City School District GO	4.000%	12/1/31	500	592
[3,7]	Cuyahoga Falls City School District GO	4.000%	12/1/33	500	589
[3,7]	Cuyahoga Falls City School District GO	4.000%	12/1/51	5,765	6,652
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.000%	12/1/31	1,000	1,013
	Dayton OH Water System Water Revenue	4.000%	12/1/29	265	307
	Dayton OH Water System Water Revenue	4.000%	12/1/30	200	231
	Dayton OH Water System Water Revenue	4.000%	12/1/31	280	322
	Dayton OH Water System Water Revenue	4.000%	12/1/32	300	344
	Dayton OH Water System Water Revenue	4.000%	12/1/34	970	1,109
	Delaware County OH Sales Tax Revenue	3.500%	12/1/31	2,750	2,971
	Delaware OH GO	4.000%	12/1/31	365	410
	Dublin City School District GO	4.000%	12/1/30	5,380	6,534
	Dublin OH GO	5.000%	12/1/31	500	639
	Dublin OH GO	5.000%	12/1/32	550	702
	Dublin OH Special Obligation Revenue	5.000%	12/1/42	3,485	4,084
	Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,920	2,244
	East Knox Local School District GO	3.000%	11/1/56	1,100	1,186
	Elyria City School District GO	5.000%	12/1/29	505	618
	Elyria City School District GO	4.000%	12/1/51	4,535	5,090
	Elyria OH GO	4.000%	12/1/25	470	541
	Elyria OH GO	4.000%	12/1/26	640	742
	Elyria OH GO	4.000%	12/1/27	670	780
	Elyria OH GO	4.000%	12/1/28	695	806
	Elyria OH GO	4.000%	12/1/30	280	322
	Elyria OH GO	4.000%	12/1/31	225	259
	Elyria OH GO	4.000%	12/1/32	280	321
	Elyria OH GO	4.000%	12/1/33	440	504
	Euclid City School District GO	4.750%	1/15/54	1,000	1,143
	Fairborn City School District GO	3.000%	12/1/55	7,320	7,819
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/28	150	183
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/29	130	157
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/30	100	120
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/31	110	131
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/32	125	148

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/33	150	178
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/34	175	207
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/35	175	206
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/37	290	340
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/40	1,000	1,074
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/45	2,000	2,113
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/50	2,640	2,776
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/45	4,210	4,434
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/49	3,365	3,540
	Forest Hills Local School District GO	5.000%	12/1/46	2,000	2,269
	Franklin City School District GO	3.000%	11/1/57	6,180	6,541
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	565	684
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	620	737
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/39	515	611
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/51	4,950	5,776
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	200	241
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	500	629
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/29	530	678
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/32	135	171
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/34	100	126
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/40	1,225	1,413
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/46	385	473
	Franklin County OH GO	5.000%	12/1/31	3,000	3,595
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	5,000	5,444
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,610	3,025
	Franklin County OH Health, Hospital, Nursing Home Revenue	6.000%	7/1/35	470	494
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,110	1,270
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	775	883
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	1,340	1,524
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	2,365	2,731
	Franklin County OH Health, Hospital, Nursing Home Revenue	6.125%	7/1/40	3,865	4,055
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	2,300	2,584
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	3,650	4,310
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	4,640	5,349
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/45	100	109
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	5,050	5,715
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	1,500	1,802
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	5,000	5,695
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	800	972
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/47	2,720	3,047
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	3,850	4,683
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	2,500	3,825
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,900	5,735
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	1,100	1,222
	Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.000%	7/1/22	30	32

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.125%	7/1/22	245	260
	Franklin County OH Sales Tax Revenue	4.000%	6/1/29	5,690	6,871
	Franklin County OH Sales Tax Revenue	4.000%	6/1/30	250	300
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	6,000	7,431
	Franklin County OH Sales Tax Revenue	5.000%	6/1/48	3,555	4,402
	Fremont City School District GO	5.000%	1/15/33	1,000	1,176
	Fremont City School District GO	5.000%	1/15/40	200	233
	Fremont City School District GO	4.000%	1/15/55	1,575	1,714
[5]	Gahanna-Jefferson City School District GO	3.000%	12/1/57	5,565	5,893
	Grandview Heights City School District GO	3.125%	12/1/55	245	265
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/37	1,085	1,188
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/41	2,000	2,161
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,975	3,186
	Greene County Vocational School District GO	5.000%	12/1/29	300	386
	Greene County Vocational School District GO	4.000%	12/1/34	700	827
	Greene County Vocational School District GO	4.000%	12/1/38	1,250	1,464
	Hamilton County OH GO	5.000%	12/1/29	2,005	2,532
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	190	210
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,360	1,496
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	1,000	1,119
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	3,250	3,658
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.125%	8/15/37	20	23
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,515	1,943
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	6,120	7,357
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	3,750	4,155
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.250%	8/15/47	3,025	3,424
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	3,000	3,608
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,565	6,227
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	2,319
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/50	2,000	2,295
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	8,200	10,190
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	2,210	2,434
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project)	5.250%	6/1/23	1,375	1,439
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	2,500	3,914
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,750	1,839
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/42	4,655	4,860
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	2,000	2,084
[5,8]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/27	370	336
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,235	1,496
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,550	3,076
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	6,520	7,481
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	860	985
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/31	1,275	1,472
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/30	200	240
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/31	190	227
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/34	425	503
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/36	350	412
[3]	Hillsdale Local School District COP	4.000%	12/1/34	1,235	1,496
[3]	Hillsdale Local School District COP	4.000%	12/1/37	2,105	2,529
[3]	Hillsdale Local School District COP	4.000%	12/1/39	1,325	1,584

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huber Heights City School District GO	4.000%	12/1/34	2,000	2,284
	Hudson City OH School District GO	4.000%	12/1/31	400	461
	Hudson City OH School District GO	4.000%	12/1/32	420	483
	Hudson City OH School District GO	4.000%	12/1/33	420	482
	Indian Creek Local School District GO	5.000%	11/1/55	1,845	2,209
	Kent City School District GO	3.000%	12/1/40	1,000	1,093
	Kent State University College & University Revenue	5.000%	5/1/29	100	130
	Kent State University College & University Revenue	5.000%	5/1/30	175	230
	Kent State University College & University Revenue	5.000%	5/1/31	175	229
	Kent State University College & University Revenue	5.000%	5/1/32	150	195
	Kent State University College & University Revenue	5.000%	5/1/33	250	324
	Kent State University College & University Revenue	5.000%	5/1/34	315	408
	Kent State University College & University Revenue	5.000%	5/1/35	350	452
	Kent State University College & University Revenue	5.000%	5/1/36	400	515
	Kent State University College & University Revenue	5.000%	5/1/37	225	289
	Kent State University College & University Revenue	5.000%	5/1/38	300	384
	Kent State University College & University Revenue	5.000%	5/1/39	300	383
	Kent State University College & University Revenue	5.000%	5/1/40	450	574
	Kent State University College & University Revenue	5.000%	5/1/45	1,300	1,635
	Kent State University College & University Revenue	5.000%	5/1/50	1,500	1,876
	Kettering City School District COP	5.000%	12/1/31	260	330
	Kettering City School District COP	4.000%	12/1/33	270	318
	Kettering City School District COP	4.000%	12/1/35	375	439
	Kettering City School District COP	3.375%	12/1/46	295	318
[5]	Kettering City School District GO	5.250%	12/1/31	1,000	1,271
	Lakeview Local School District GO	5.000%	11/1/44	1,500	1,695
	Lakewood City School District GO	4.000%	11/1/30	235	276
	Lakewood City School District GO	4.000%	11/1/31	440	515
	Lakewood City School District GO	4.000%	11/1/32	245	286
	Lakewood City School District GO	4.000%	11/1/33	375	437
	Lakewood City School District GO	4.000%	11/1/34	430	500
[2]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/24	555	623
[2]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/25	360	418
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	5,000	5,788
	Liberty-Benton Local School District GO	3.000%	11/1/54	2,000	2,132
	Little Miami Local School District GO	4.000%	11/1/55	3,145	3,409
[3]	Logan Elm Local School District GO	4.000%	11/1/55	975	1,109
	Lorain County Port Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,000	1,105
	Lorain County Port Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,500	2,707
[2,4]	Lucas County OH GO TOB VRDO	0.040%	6/1/21	13,880	13,880
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	105	107
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	100	102
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,015
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	530	548
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	8,000	9,264
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	6.000%	11/15/21	2,540	2,608
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	6.500%	11/15/21	2,000	2,058
	Mariemont City School District GO	4.000%	12/1/31	1,040	1,265
	Mariemont City School District GO	4.000%	12/1/32	1,265	1,532
	Mariemont City School District GO	4.000%	12/1/33	1,045	1,257
	Mariemont City School District GO	3.000%	12/1/34	555	615
[3]	Marysville OH Water System Water Revenue	4.000%	12/1/41	665	732

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Medina County OH GO	4.000%	12/1/29	165	191
	Medina County OH GO	4.000%	12/1/31	160	185
	Medina County OH GO	3.000%	12/1/35	270	290
	Medina County OH GO	3.000%	12/1/37	500	535
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	100	128
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/45	7,615	9,290
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	8,735	10,618
	Miami Trace Local School District GO	5.000%	12/1/48	3,730	4,334
[7]	Miami University College & University Revenue	5.000%	9/1/30	530	712
[7]	Miami University College & University Revenue	5.000%	9/1/31	600	821
[7]	Miami University College & University Revenue	5.000%	9/1/32	1,065	1,447
[7]	Miami University College & University Revenue	5.000%	9/1/33	1,055	1,431
[7]	Miami University College & University Revenue	5.000%	9/1/34	1,035	1,400
[7]	Miami University College & University Revenue	5.000%	9/1/35	760	1,026
[7]	Miami University College & University Revenue	5.000%	9/1/36	685	924
	Miami University College & University Revenue	5.000%	9/1/41	2,300	2,772
	Miami University College & University Revenue	4.000%	9/1/45	1,000	1,196
	Miami Valley Career Technology Center GO	4.000%	12/1/33	725	858
	Miami Valley Career Technology Center GO	4.000%	12/1/34	1,465	1,730
	Miami Valley Career Technology Center GO	5.000%	12/1/44	4,550	5,602
	Miamisburg City School District GO	5.000%	12/1/33	675	804
	Miamisburg City School District GO	5.000%	12/1/36	500	593
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,630	1,918
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	550	639
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.250%	8/1/41	2,900	2,925
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	550	628
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue (Southwest General Health Center Project), Prere.	5.000%	8/1/22	5,000	5,285
[3]	Midview Local School District COP	4.000%	11/1/28	810	967
[3]	Midview Local School District COP	4.000%	11/1/29	870	1,051
	Milford Exempt Village School District GO	5.000%	12/1/35	1,100	1,284
	Milford Exempt Village School District GO	5.000%	12/1/36	1,250	1,457
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	130	158
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	230	291
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	632
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,000	2,503
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	300	393
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	1,530	1,614
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	450	542
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	425	553
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	270	351
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	1,960	2,112

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,895	2,248
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,140	2,396
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	8,275	9,210
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,700	1,795
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	800	937
[2]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	0.020%	6/1/21	1,800	1,800
	Montgomery County OH Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/13/23	1,855	2,063
	North Canton City School District GO	3.000%	11/1/56	4,060	4,293
	North Olmsted City School District GO	4.000%	12/1/48	190	201
	North Royalton City School District GO	4.000%	12/1/33	1,000	1,128
	North Royalton City School District GO	4.000%	12/1/34	1,500	1,689
	North Royalton City School District GO	5.000%	12/1/47	6,160	7,063
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/21	50	51
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/22	100	104
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/23	75	79
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	114
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	125	146
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	100	120
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	100	125
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/29	230	291
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/30	150	191
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/35	750	879
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/40	1,990	2,079
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/42	475	484
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/45	450	513
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/34	6,775	8,045
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/38	1,895	2,117
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/39	2,475	2,759
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	12,430	13,613
[5]	Northeastern Local School District/Clark County GO	4.000%	12/1/29	785	946
[5]	Northeastern Local School District/Clark County GO	4.000%	12/1/30	865	1,037
[5]	Northeastern Local School District/Clark County GO	4.000%	12/1/35	1,390	1,639
[5]	Northeastern Local School District/Clark County GO	4.000%	12/1/36	1,495	1,759
[5]	Northeastern Local School District/Clark County GO	4.000%	12/1/55	6,600	7,514
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/30	100	121
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/31	200	240

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/32	260	311
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/33	180	214
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/34	425	470
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/35	380	420
	Northwest Local School District/Hamilton & Butler Counties GO	4.000%	12/1/37	1,250	1,349
	Northwest Local School District/Hamilton & Butler Counties GO	4.000%	12/1/50	5,000	5,331
	Ohio Appropriations Revenue	5.000%	12/1/32	835	1,168
	Ohio Auto Parking Revenue	3.125%	11/15/34	435	477
	Ohio Auto Parking Revenue	3.375%	11/15/39	2,020	2,223
	Ohio GO	5.000%	9/1/30	5,000	6,433
	Ohio GO	5.000%	5/1/34	3,840	4,499
	Ohio GO	5.000%	5/1/34	5,630	7,000
	Ohio GO	5.000%	6/15/34	5,895	7,662
	Ohio GO	5.000%	2/1/36	4,250	5,038
	Ohio GO	5.000%	5/1/36	4,960	5,780
	Ohio GO	5.000%	5/1/36	1,255	1,556
	Ohio GO	5.000%	6/15/36	2,785	3,341
	Ohio GO	5.000%	3/15/37	9,745	10,922
	Ohio GO	5.000%	5/1/37	5,980	6,959
	Ohio GO	5.000%	2/1/38	2,790	3,294
	Ohio GO	5.000%	3/1/39	1,585	1,945
	Ohio GO	5.000%	3/1/39	500	667
	Ohio GO VRDO	0.030%	6/2/21	2,155	2,155
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	6,210	7,475
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	35	41
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	100	130
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	3,605	4,233
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,274
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,563
	Ohio Health, Hospital, Nursing Home Revenue	4.250%	1/15/36	450	458
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,670	1,949
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,900	2,182
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	3,000	3,490
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	2,395	2,811
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	1,980	2,268
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	2,200	2,598
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	4,655	5,446
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	3,470	4,079
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,000	2,346
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	1,940	2,240
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	850	900
	Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/46	3,000	3,355
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	5,050	5,893
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/46	225	247
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/46	830	968
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	6,000	6,911
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	630	784
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	3,070	3,070
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.020%	6/1/21	5,150	5,150
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.020%	6/1/21	11,130	11,130
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/22	385	408

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/23	360	396
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	1,000	1,127
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/24	500	568
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	1,500	1,748
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/25	955	1,119
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/26	475	572
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/27	1,000	1,159
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/27	1,125	1,388
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	105	130
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	980	1,208
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	1,140	1,435
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	1,015	1,301
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	740	942
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/30	900	1,119
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/31	200	254
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/31	2,040	2,424
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/32	1,000	1,144
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/33	130	167
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/33	750	857
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	12/1/33	3,000	3,445
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/34	875	1,118
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/34	1,510	1,899
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/35	800	1,020
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/36	250	296
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/36	2,635	3,040
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	250	271
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/37	595	701
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/38	425	500
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/38	620	729

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/39	930	1,091
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/40	400	430
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/40	600	702
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	2,500	3,012
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/41	680	794
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/41	4,000	4,689
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/42	640	684
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	1,070	1,211
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/42	500	611
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	3,000	3,351
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/44	1,350	1,530
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/44	1,980	2,267
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/44	2,000	2,293
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/47	6,900	7,917
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/48	4,000	4,876
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/49	2,900	3,266
[9]	Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	5.250%	12/1/26	3,520	4,379
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/38	1,225	1,517
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	950	1,166
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/32	800	1,021
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/33	680	865
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/33	135	180
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/34	115	153
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/35	120	159
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	3.000%	11/1/36	720	790
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	3.000%	11/1/37	720	787
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/38	300	361
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/39	300	360
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/40	500	598

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/42	1,900	2,330
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.250%	11/1/46	1,500	1,857
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	12/1/28	1,505	1,817
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	12/1/28	200	252
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	3/1/39	2,895	3,375
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	3.750%	12/1/39	500	539
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	1,000	1,247
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	7/1/44	1,875	2,170
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/45	1,000	1,140
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/50	4,000	4,533
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	115	126
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/30	300	368
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/31	550	672
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/32	275	335
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/37	5,955	6,450
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	4.000%	7/1/47	3,375	3,780
Ohio Higher Educational Facility Commission College & University Revenue (Oberlin College Project)	5.000%	10/1/25	890	982
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/26	1,360	1,661
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/27	1,430	1,738
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/44	2,890	3,328
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,360	1,596
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,325	1,546
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	3,600	4,189
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	7,525	7,525
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.020%	6/1/21	1,900	1,900
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.020%	6/1/21	5,145	5,145
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.030%	6/2/21	3,000	3,000
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.000%	3/1/50	3,435	3,602
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.750%	6/1/21	1,055	1,055
Ohio Lease (Appropriation) Revenue	5.000%	4/1/29	1,655	2,096

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/30	555	658
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/30	1,740	2,195
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/30	1,750	2,350
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/30	840	1,116
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/31	1,000	1,357
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/32	875	1,178
	Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/29	1,095	1,375
	Ohio Special Obligation Revenue	5.000%	10/1/30	1,790	2,286
	Ohio Special Obligation Revenue	5.000%	12/1/31	4,065	4,947
	Ohio Special Obligation Revenue	5.000%	4/1/32	1,405	1,853
	Ohio Special Obligation Revenue	5.000%	4/1/33	1,000	1,315
	Ohio Special Obligation Revenue	5.000%	4/1/36	2,045	2,478
	Ohio State University College & University Revenue	5.000%	6/1/38	8,495	9,230
	Ohio State University College & University Revenue	5.000%	12/1/39	5,250	6,008
	Ohio State University College & University Revenue	4.000%	6/1/43	24,700	26,197
	Ohio State University College & University Revenue VRDO	0.030%	6/2/21	8,600	8,600
	Ohio State University College & University Revenue VRDO	0.050%	6/2/21	7,735	7,735
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	6,000	7,025
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	6,000	7,452
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	495	613
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	1,825	1,358
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	7,720	5,577
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	9,480	6,649
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/39	4,050	4,375
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	2,500	1,650
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/37	1,160	1,351
[10]	Ohio Turnpike & Infrastructure Commission Highway Revenue, 5.700% coupon rate effective 2/15/23	0.000%	2/15/34	500	625
	Ohio University College & University Revenue	5.000%	12/1/44	1,605	1,895
	Ohio University College & University Revenue	5.000%	12/1/45	5,000	5,897
	Ohio Water Development Authority Lease Revenue	4.000%	12/1/30	5,900	6,913
	Ohio Water Development Authority Lease Revenue	4.000%	12/1/33	6,000	6,980
	Ohio Water Development Authority Lease Revenue	4.000%	6/1/36	3,000	3,411
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	2,570	3,140
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	4,615	6,018
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/35	2,680	3,522
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	9,470	12,411
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	5,010	6,273
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/30	280	336
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/31	1,130	1,407
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/33	2,280	3,044
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/36	2,445	3,239
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	4,840	6,370
	Ohio Water Development Authority Water Revenue	5.000%	6/1/32	350	480

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	250	343
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	500	684
	Ohio Water Development Authority Water Revenue	5.000%	12/1/33	750	1,024
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	500	682
	Ohio Water Development Authority Water Revenue	5.000%	12/1/34	500	681
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	1,000	1,359
	Ohio Water Development Authority Water Revenue	5.000%	12/1/36	450	609
	Ohio Water Development Authority Water Revenue	5.000%	12/1/37	5,595	7,562
	Ohio Water Development Authority Water Revenue	5.000%	12/1/38	750	1,011
	Olentangy Local School District GO	4.000%	12/1/33	1,300	1,527
	Olentangy Local School District GO	4.000%	12/1/34	500	586
	Perry Local School District GO	3.000%	11/1/55	5,000	5,322
[3]	Perry Local School District/Lake County COP	3.000%	12/1/34	675	728
[3]	Perry Local School District/Lake County COP	3.000%	12/1/36	1,205	1,289
[3]	Perry Local School District/Lake County COP	3.000%	12/1/38	1,215	1,294
	Polaris Career Center COP	5.000%	11/1/36	410	482
	Reynoldsburg OH GO	3.550%	12/1/42	640	705
	Reynoldsburg OH GO	3.600%	12/1/48	670	732
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	220	284
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	335	416
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/49	4,430	5,465
	Rossford Exempted Village School District GO	4.000%	12/1/53	2,180	2,428
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/29	1,400	1,692
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/30	1,450	1,758
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/31	1,510	1,824
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/32	1,565	1,884
	Southwest Licking Local School District GO	4.000%	11/1/34	500	580
	Southwest Local School District/Hamilton County GO	5.000%	1/15/30	1,295	1,617
	Southwest Local School District/Hamilton County GO	4.000%	1/15/43	3,000	3,420
	Southwest Local School District/Hamilton County GO	4.000%	1/15/55	2,850	3,213
	South-Western City School District GO	3.000%	12/1/33	250	279
	South-Western City School District GO	3.000%	12/1/34	75	83
	South-Western City School District GO	3.000%	12/1/35	145	161
	Streetsboro City School District GO	4.000%	12/1/45	375	436
	Streetsboro City School District GO	4.000%	12/1/49	1,865	2,161
	Tallmadge City School District GO	5.000%	10/1/41	1,000	1,130
	Toledo OH Water System Water Revenue	5.000%	11/15/37	3,125	3,765
	Toledo OH Water System Water Revenue	5.000%	11/15/37	5,040	6,627
	Toledo OH Water System Water Revenue	5.000%	11/15/38	4,000	4,338
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,000	1,085
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	950	1,023
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/29	360	431
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/30	375	446
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/31	530	629
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/32	400	473
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/33	435	513
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/34	315	339

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/35	450	483
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/36	850	909
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	1,395	1,452
	Union County OH GO	5.000%	12/1/27	215	268
	Union County OH GO	5.000%	12/1/37	950	1,150
	Union County OH GO	5.000%	12/1/38	615	743
	Union County OH GO	5.000%	12/1/47	2,585	3,085
	University of Akron College & University Revenue	5.000%	1/1/26	1,800	2,150
	University of Akron College & University Revenue	5.000%	1/1/28	15	17
	University of Akron College & University Revenue	5.000%	1/1/30	10	11
	University of Akron College & University Revenue	5.000%	1/1/30	530	694
	University of Akron College & University Revenue	5.000%	1/1/33	2,975	3,286
	University of Cincinnati College & University Revenue	3.500%	6/1/32	1,230	1,323
	University of Cincinnati College & University Revenue	4.000%	6/1/34	895	972
	University of Cincinnati College & University Revenue	4.000%	6/1/35	500	593
	University of Cincinnati College & University Revenue	5.000%	6/1/36	180	225
	University of Cincinnati College & University Revenue	3.000%	6/1/39	4,530	4,854
	University of Cincinnati College & University Revenue	5.000%	6/1/46	3,800	4,536
	University of Cincinnati College & University Revenue	5.000%	6/1/47	5,510	6,758
	University of Toledo College & University Revenue	5.000%	6/1/25	600	701
	University of Toledo College & University Revenue	5.000%	6/1/26	100	120
	University of Toledo College & University Revenue	5.000%	6/1/27	100	124
	University of Toledo College & University Revenue	5.000%	6/1/29	1,250	1,526
	University of Toledo College & University Revenue	5.000%	6/1/30	1,230	1,583
	Upper Arlington City School District GO	4.000%	12/1/35	1,795	2,082
	Upper Arlington City School District GO	4.000%	12/1/36	1,850	2,141
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	350	392
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	225	265
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	1,033
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	145	161
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	1,008
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	962
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,070	1,337
	Warren County OH Health, Hospital, Nursing Home Revenue	5.750%	7/1/33	600	653
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,160
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,157
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	500	575
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,045	1,139
	Warren County OH Health, Hospital, Nursing Home Revenue	5.500%	7/1/39	1,225	1,313
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	30	32
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,210	2,503
[3]	Warrensville Heights City School District GO	5.000%	12/1/28	90	103
[3]	Warrensville Heights City School District GO	5.000%	12/1/29	105	120
[3]	Warrensville Heights City School District GO	5.000%	12/1/30	85	97
[3]	Warrensville Heights City School District GO	5.000%	12/1/31	155	177
[3]	Warrensville Heights City School District GO	5.000%	12/1/32	145	165
[3]	Warrensville Heights City School District GO	5.000%	12/1/33	95	108
[3]	Warrensville Heights City School District GO	5.000%	12/1/34	115	131
[3]	Warrensville Heights City School District GO	5.000%	12/1/44	275	309
	West Carrollton City School District GO	3.000%	12/1/39	1,125	1,207
	West Carrollton City School District GO	4.000%	12/1/56	275	308
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/36	325	395
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/41	3,855	4,657

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westfall Local School District GO	4.000%	12/1/27	100	120
	Westfall Local School District GO	4.000%	12/1/28	100	121
	Westfall Local School District GO	4.000%	12/1/29	100	123
	Westfall Local School District GO	4.000%	12/1/31	100	124
	Westfall Local School District GO	4.000%	12/1/33	200	245
	Westfall Local School District GO	4.000%	12/1/36	250	305
	Westfall Local School District GO	4.000%	12/1/38	220	266
	Westlake OH Special Obligation Revenue	5.000%	12/1/30	1,350	1,559
	Westlake OH Special Obligation Revenue	5.000%	12/1/32	1,395	1,609
	Wickliffe City School District GO	3.000%	12/1/39	400	433
	Wickliffe City School District GO	3.000%	12/1/40	215	232
	Wickliffe City School District GO	4.000%	12/1/50	3,080	3,599
	Winton Woods City School District GO	0.000%	11/1/29	885	776
	Winton Woods City School District GO	0.000%	11/1/30	1,005	856
	Winton Woods City School District GO	0.000%	11/1/31	1,020	847
	Winton Woods City School District GO	0.000%	11/1/32	1,140	923
	Worthington City School District GO	3.750%	12/1/48	2,790	3,176
	Wright State University College & University Revenue	5.000%	5/1/26	3,030	3,040
	Wright State University College & University Revenue	5.000%	5/1/31	4,350	4,363
[3]	Wright State University College & University Revenue	5.000%	5/1/31	7,580	7,603
					1,667,740
Guam (0.0%)
[7]	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	175	199
Puerto Rico (0.4%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	292	278
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	895	803
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,127	959
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	70	55
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,813	4,221
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	493	546
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	30	34
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	90	101
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	275	89

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	580	660
				7,746
Total Tax-Exempt Municipal Bonds (Cost $1,570,863)				1,675,685
Total Investments (99.7%) (Cost $1,570,863)				1,675,685
Other Assets and Liabilities—Net (0.3%)				4,384
Net Assets (100%)				1,680,069
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $670,000 have been segregated as initial margin for open futures contracts.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $18,880,000, representing 1.1% of net assets.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2021.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Step bond.
COP—Certificate of Participation.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2021	283	35,050	(9)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2021	(122)	(17,684)	(74)
Ultra Long U.S. Treasury Bond	September 2021	(47)	(8,707)	(8)
				(82)
				(91)

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $1,570,863)	1,675,685
Investment in Vanguard	58
Cash	55
Receivables for Investment Securities Sold	1,772
Receivables for Accrued Income	19,714
Receivables for Capital Shares Issued	1,026
Other Assets	30
Total Assets	1,698,340
Liabilities
Payables for Investment Securities Purchased	16,225
Payables for Capital Shares Redeemed	1,007
Payables for Distributions	895
Payables to Vanguard	95
Variation Margin Payable—Futures Contracts	49
Total Liabilities	18,271
Net Assets	1,680,069
At May 31, 2021, net assets consisted of:

Paid-in Capital	1,560,994
Total Distributable Earnings (Loss)	119,075
Net Assets	1,680,069

Net Assets
Applicable to 126,623,670 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,680,069
Net Asset Value Per Share	$13.27

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2021
($000)
Investment Income
Income
Interest	21,449
Total Income	21,449
Expenses
The Vanguard Group—Note B
Investment Advisory Services	68
Management and Administrative	923
Marketing and Distribution	60
Custodian Fees	5
Shareholders’ Reports	8
Trustees’ Fees and Expenses	—
Total Expenses	1,064
Net Investment Income	20,385
Realized Net Gain (Loss)
Investment Securities Sold	13,652
Futures Contracts	1,022
Realized Net Gain (Loss)	14,674
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(4,890)
Futures Contracts	(144)
Change in Unrealized Appreciation (Depreciation)	(5,034)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,025

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,385	40,215
Realized Net Gain (Loss)	14,674	13,207
Change in Unrealized Appreciation (Depreciation)	(5,034)	38,218
Net Increase (Decrease) in Net Assets Resulting from Operations	30,025	91,640
Distributions
Total Distributions	(32,238)	(49,967)
Capital Share Transactions
Issued	171,924	294,041
Issued in Lieu of Cash Distributions	24,126	36,205
Redeemed	(97,308)	(197,452)
Net Increase (Decrease) from Capital Share Transactions	98,742	132,794
Total Increase (Decrease)	96,529	174,467
Net Assets
Beginning of Period	1,583,540	1,409,073
End of Period	1,680,069	1,583,540

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended May 31, 2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$13.29	$12.89	$12.19	$12.56	$12.23	$12.62
Investment Operations
Net Investment Income	.164[1]	.355[1]	.387[1]	.402[1]	.401[1]	.408
Net Realized and Unrealized Gain (Loss) on Investments	.078	.488	.730	(.304)	.385	(.331)
Total from Investment Operations	.242	.843	1.117	.098	.786	.077
Distributions
Dividends from Net Investment Income	(.164)	(.354)	(.387)	(.402)	(.401)	(.408)
Distributions from Realized Capital Gains	(.098)	(.089)	(.030)	(.066)	(.055)	(.059)
Total Distributions	(.262)	(.443)	(.417)	(.468)	(.456)	(.467)
Net Asset Value, End of Period	$13.27	$13.29	$12.89	$12.19	$12.56	$12.23
Total Return[2]	1.85%	6.68%	9.28%	0.79%	6.52%	0.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,680	$1,584	$1,409	$1,168	$1,195	$1,131
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.49%	2.73%	3.05%	3.26%	3.20%	3.17%
Portfolio Turnover Rate	26%	30%	26%	39%	34%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2021, the fund’s average investments in long and short futures contracts represented 2% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally

Ohio Long-Term Tax-Exempt Fund
three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management,

Ohio Long-Term Tax-Exempt Fund
administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2021, the fund had contributed to Vanguard capital in the amount of $58,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,675,685	—	1,675,685
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	91	—	—	91
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of May 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,571,168
Gross Unrealized Appreciation	105,066
Gross Unrealized Depreciation	(640)
Net Unrealized Appreciation (Depreciation)	104,426
E.	During the six months ended May 31, 2021, the fund purchased $537,531,000 of investment securities and sold $428,209,000 of investment securities, other than temporary cash investments.

Ohio Long-Term Tax-Exempt Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended ended May 31, 2021, such purchases and sales were $89,471,000 and $102,515,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	Shares (000)	Shares (000)
Issued	12,986	22,592
Issued in Lieu of Cash Distributions	1,826	2,788
Redeemed	(7,371)	(15,508)
Net Increase (Decrease) in Shares Outstanding	7,441	9,872
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Ohio Long-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Ohio Tax-Free Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Ohio Long-Term Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q962 072021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-Free FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 16, 2021

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: July 16, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference